Stock option Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Exercise price	$ 0.454	$ 2.62
Exercise price		$ 5.10
Risk free interest rate	2.41%	0.92%
Risk free interest rate	3.69%	1.63%
Expected life of options	10	10
Expected volatility of underlying stock	204.20%	206.80%
Expected volatility of underlying stock	205.30%	229.80%
Expected dividend rate		0.00%